Exhibit 99.12

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series Name	2024-1
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	8
Anticipated Redemption Date	12/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$835,260,000.00	5.00%	12/20/2028
Class A-1b	$278,500,000.00	SOFR +0.65%	12/20/2028
Class B	$85,150,000.00	5.24%	12/20/2028
Class C	$51,090,000.00	5.49%	12/20/2028

Total	$1,250,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	09/13/2024
Compound SOFR for Interest Period	5.34173%
Spread over Compounded SOFR	0.65%
Note Interest Rate	5.99173%
Note Balance at the beginning of the Interest Period	$278,500,000.00
Days in the Interest Period	31
Note Monthly Interest	$1,436,933.36

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Series 2024-1 Available Funds and other sources of funds
Series 2024-1 Allocation Percentage x Group One Available Funds	$79,727,089.00
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$79,727,089.00

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$13,623,978.20
Required Reserve Amount	$13,623,978.20
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$13,623,978.20

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$99.51	$99.51	$0.00	$0.00	$79,726,989.49
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$79,725,739.49
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$79,725,739.49
Asset Representations Reviewer Fee	$48.29	$48.29	$0.00	$0.00	$79,725,691.20
Supplemental ARR Fee	$257.40	$257.40	$0.00	$0.00	$79,725,433.80
Servicing Fee	$965,736.56	$965,736.56	$0.00	$0.00	$78,759,697.24
Class A-1a Note Interest	$3,480,250.00	$3,480,250.00	$0.00	$0.00	$75,279,447.24
Class A-1b Note Interest	$1,436,933.36	$1,436,933.36	$0.00	$0.00	$73,842,513.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,842,513.88
Class B Note Interest	$371,821.67	$371,821.67	$0.00	$0.00	$73,470,692.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,470,692.21
Class C Note Interest	$233,736.75	$233,736.75	$0.00	$0.00	$73,236,955.46
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$73,236,955.46
Class R Interest	$73,236,955.46	$73,236,955.46	$0.00	$0.00	$0.00

Total	$79,727,089.00	$79,727,089.00	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b	$0.00	$0.00	$1,436,933.36	$0.00	$0.00	$1,436,933.36
Class B	$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C	$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total	$0.00	$0.00	$5,522,741.78	$0.00	$0.00	$5,522,741.78

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.17	$0.00	$4.17
Class A-1b	$1,000.00	$5.16	$0.00	$5.16
Class B	$1,000.00	$4.37	$0.00	$4.37
Class C	$1,000.00	$4.58	$0.00	$4.58

Total	$1,000.00	$4.42	$0.00	$4.42

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$835,260,000.00	1.00	$835,260,000.00	1.00
Class A-1b	$278,500,000.00	1.00	$278,500,000.00	1.00
Class B	$85,150,000.00	1.00	$85,150,000.00	1.00
Class C	$51,090,000.00	1.00	$51,090,000.00	1.00

Total	$1,250,000,000.00	1.00	$1,250,000,000.00	1.00

Verizon Master Trust - VZMT 2024-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$625,000,000.00
Ending Principal Funding Account Limit	$625,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.